FUNDVANTAGE TRUST
103 Bellevue Parkway
Wilmington, DE 19809

February 6, 2026

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	FundVantage Trust 1940 Act File No. 811-22027 1933 Act File No. 333-141120

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned certifies on behalf of FundVantage Trust (the “Trust”), that, with the exception of the Prospectus for the Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund, each of the Prospectuses and Statements of Additional Information (“SAIs”) dated February 1, 2026 that would have been filed under Rule 497(c) of the 1933 Act did not differ from the Prospectuses and SAIs contained in the Post-Effective Amendment No. 343 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission via EDGAR on January 28, 2026 (SEC Accession No. 0001829126-26-000681).

Please contact James L. Severs, Esq. at 919.835.4142, or John M. Ford, Esq. at 215.981.4009 to discuss any questions or comments.

Very truly yours,

/s/ Joel L. Weiss

Joel L. Weiss
President & CEO

cc:	Ms. Christine S. Catanzaro, Treasurer & CFO Mr. James L. Severs, Esq. Mr. John M. Ford, Esq.